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FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND
Fund Summary
Investment Goal

To provide investors with as high a level of income exempt from federal income taxes and California personal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 31 in the Fund's Prospectus and under “Buying and Selling Shares” on page 45 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – "Intermediary Sales Charge Discounts and Waivers" to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees
Shareholder Fees - FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	Advisor Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.25%		2.25%		none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]	none	[1]	1.00%	none	none
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investment of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND		Class A	CLASS A1	CLASS C	Class R6	Advisor Class
Management fees		0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and/or service (12b-1) fees		0.25%	0.10%	0.65%	none	none
Other expenses	[1]	0.09%	0.09%	0.09%	0.06%	0.09%
Total annual Fund operating expenses		0.80%	0.65%	1.20%	0.52%	0.55%
Fee waiver and/or expense reimbursement	[1],[2]	(0.06%)	(0.06%)	(0.06%)	(0.07%)	(0.06%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[1],[2]	0.74%	0.59%	1.14%	0.45%	0.49%
[1]	The transfer agent has contractually agreed to limit its fees on Class R6 shares to 0.03% until October 31, 2022. During its term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on Fund’s fees and expenses (which would result in lower fees for shareholders).
[2]	The investment manager has contractually agreed to waive or assume certain expenses so that operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.49% until October 31, 2022. During its term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on Fund’s fees and expenses (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	Advisor Class
1 Year	$ 299	$ 284	$ 216	$ 46	$ 50
3 Years	469	422	375	160	170
5 Years	653	573	654	284	301
10 Years	$ 1,187	$ 1,012	$ 1,449	$ 646	$ 684

If you do not sell your shares:
Expense Example, No Redemption	FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND CLASS C USD ($)
1 Year	$ 116
3 Years	375
5 Years	654
10 Years	$ 1,449

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9.20% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from California personal income taxes. Under normal market conditions, the Fund invests at least 65% of its total assets in California municipal securities. Although the Fund tries to invest all of its assets in tax-free securities, it is possible, although not anticipated, that up to 20% of its total assets may be in securities that pay interest subject to federal or state income taxes, including interest that may be subject to the federal alternative minimum tax. Some of the Fund's portfolio securities are supported by credit enhancements, which may be provided by either U.S. or foreign entities.

The Fund maintains a dollar-weighted average portfolio maturity of three to 10 years and only buys securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services or unrated or short-term rated securities of comparable credit quality.

The Fund may invest in insured municipal securities, which are covered by insurance policies that guarantee the timely payment of principal and interest. The insurance premium costs, however, are typically reflected in a lower yield and/or higher price for the insured bond. It is important to note that insurance does not guarantee the market value of an insured security, or the Fund’s share price or distributions, and shares of the Fund are not insured.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy. This means it generally holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. The investment manager also may consider the cost of insurance when selecting securities for the Fund.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value.

A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

California The Fund invests predominantly in California municipal securities. Therefore, events in California are likely to affect the Fund’s investment and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of California. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Focus The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Inflation The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

Bond Insurers Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. Downgrades and withdrawal of ratings from municipal bond insurers have substantially limited the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities.

Because of the consolidation among municipal bond insurers the Fund is subject to additional risks including the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Tax-Exempt Securities Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Liquidity From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	2011, Q3	3.84%
Worst Quarter:	2016, Q4	-3.97%

As of September 30, 2021, the Fund’s year-to-date return was 0.09%.

Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2020
Average Annual Total Returns - FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND	Label	1 Year	5 Years	10 Years	Since Inception	[1]
Class A	Return before taxes	0.98%	2.18%	3.65%
Class A | After Taxes on Distributions	Return after taxes on distributions	0.98%	2.18%	3.65%
Class A | After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	1.46%	2.26%	3.52%
CLASS A1		1.20%	2.26%	3.68%
CLASS C		1.97%	2.16%	3.36%
Class R6		3.68%			3.06%
Advisor Class		3.56%	2.82%	4.03%
Bloomberg Municipal M.F. CA Intermediate Index	Bloomberg Municipal M.F. CA Intermediate Index (index reflects no deduction for fees, expenses or taxes)	4.92%	3.27%	4.18%
[1]	Since inception August 1, 2017.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.